Post-employment Benefits - Funded status (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Post-employment pension plans.
Unfunded status of the plan assets	$ 1,468,112	$ 962,497	$ 716,095
Pensions
Post-employment pension plans.
Unfunded status of the plan assets	1,288,784	926,050
Seniority Premiums
Post-employment pension plans.
Unfunded status of the plan assets	$ 179,328	$ 36,447